As filed with the Securities and Exchange Commission on May 2, 2006

1933 Act Registration No. 33-3677

1940 Act Registration No. 811-4603

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	☒

(Check appropriate box or boxes)

THRIVENT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH MINNEAPOLIS, MINNESOTA 55415
(Address of Principal Executive Offices)

(612) 340-7215

(Registrant’s Telephone Number, including Area Code)

JAMES M. ODLAND

THRIVENT MUTUAL PORTFOLIOS

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on July 3, 2006 pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

PLEASE NOTE that this post-effective filing supplements Thrivent Series Fund, Inc.’s (the “Fund”) existing registration statement, dated May 1, 2006, solely for the purpose of reflecting changes which are expected to be made to Thrivent High Yield Portfolio II (the “Portfolio”) effective as of July 3, 2006. In light of the limited number of changes to the registration statement which are necessary to reflect the changes to the Portfolio, this filing incorporates by reference, in their entirety, Part A and Part B of the existing registration statement, subject only to proposed changes which are reflected in the form of prospectus and statement of additional information sticker supplements.

The proposed changes to the Portfolio, as well as the proposed changes to the registration statement, are contingent upon the approval, by the Portfolio’s shareholders, of a change in the Portfolio’s investment objective at a special meeting of shareholders. Proxy materials with respect to this vote are being sent to Portfolio shareholders; however, the special meeting of shareholders has not yet been held. Provided that the Portfolio’s shareholders approve the proposed change in the Portfolio’s investment objective prior to July 3, 2006, then the Fund intends to distribute to Portfolio shareholders on or about July 3, 2006, the prospectus sticker supplement reflected in this filing. In the event that the Portfolio’s shareholders do not approve the proposed change in investment objective prior to July 3, 2006, then the Fund will withdraw or delay the effectiveness of this post-effective amendment to its registration statement or will take such other action as may be appropriate.

PART A

Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement of Registrant, file no. 33-3677, filed on April 21, 2006, and further supplemented as follows:

THRIVENT SERIES FUND, INC.

Supplement to Prospectus dated May 1, 2006

Regarding

High Yield Portfolio II

(known, after July 3, 2006, as Diversified Income Plus Portfolio)

The following changes are made to your prospectus effective July 3, 2006:

The board of directors of Thrivent Series Fund, Inc. (the “Fund”) and the shareholders of Thrivent High Yield Portfolio II ( the “Portfolio”) have approved a change in the Portfolio’s investment objective from:

The Portfolio strives for high current income and secondarily capital growth by investing primarily in high-risk, high-yield bonds commonly referred to as “junk bonds.”

to:

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

In connection with this change in investment objective, the board also has approved several additional changes to the Portfolio, including changes in the Portfolio’s principal strategies and a corresponding change of the Portfolio’s name to “Thrivent Diversified Income Plus Portfolio.” The combined result of these changes is the conversion of the Portfolio from one which invests at least 80% of its net assets in high-yield, high-risk bonds, notes, debentures, and other debt obligations and preferred stocks to one which invests primarily in a diversified portfolio of income-producing securities. The Portfolio no longer has a policy of investing at least 80% of its net assets in these types of high-yield debt securities and preferred stocks, although it may continue to make such investments.

In order to reflect the changes to the Portfolio approved by the Portfolio’s shareholders and made and approved by the board, your prospectus, dated May 1, 2006, is supplemented as follows:

Name Change:

Unless the context clearly requires otherwise, “High Yield Portfolio II” is replaced in the prospectus, wherever it appears, with “Diversified Income Plus Portfolio.”

Thrivent Diversified Income Plus Portfolio – Investment Objective: The current Investment Objective is deleted in its entirety and replaced with the following:

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Thrivent Diversified Income Plus Portfolio – Principal Strategies: The current Principal Strategies are deleted in their entirety and replaced with the following:

Under normal circumstances, the Portfolio invests in a diversified portfolio of debt and equity securities. Such securities may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated below investment grade, that is, within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Portfolio’s investment adviser.

The Portfolio may invest in debt securities of any maturity. Such debt securities may include investment-grade corporate bonds and government bonds.

As an additional principal strategy, the Portfolio may invest in equity securities in the real estate industry, including Real Estate Investment Trusts (“REITs”).

The Portfolio’s investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

Thrivent Diversified Income Plus Portfolio – Principal Risks: The following is added to the Principal Risks applicable to the Portfolio:

Real Estate Industry and Real Estate Investment Trust (REIT) Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Portfolio invests in the real estate industry, the Portfolio’s performance will be affected by the performance of the real estate markets. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Thrivent Diversified Income Plus Portfolio – Volatility and Performance: The following is added as a new paragraph following the first paragraph of text in the “Volatility and Performance” section:

Effective July 3, 2006, based on approval of the Portfolio’s board of directors and shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested up to 80% of its assets in certain high-yield investments to one which invests in a diversified portfolio of income-producing securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to July 3, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.

In addition, the following is added at the end of footnote 2 to the Average Annual Total Returns table:

In light of the changes made to the Portfolio effective July 3, 2006, the Lehman Brothers U.S. Corporate High Yield Bond Index is not a fully accurate reflection of the securities in which the Portfolio invests after that date.

Management – Portfolio Management: In addition to Paul J. Ocenasek, the following are added as co-portfolio managers for Thrivent Diversified Income Plus Portfolio:

Mark L. Simenstad, CFA, Reginald L. Pfeifer, CFA, and James G. Dier have served as co-portfolio managers of Thrivent Diversified Income Plus Portfolio since 2006. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial for Lutherans since 1999. Mr. Pfeifer has served as portfolio manager of the Thrivent Real Estate Securities Portfolio since its inception in 2003. Mr. Pfeifer has been with Thrivent since 1990, and he has served as a portfolio manager since 2003, was the Head of Fixed Income from 1998 to 2002, and was the Head of Mortgages and Real Estate from 2002 to 2003. Mr. Dier has been with Thrivent since 1999. He has served as Director of Equity Quantitative Research since

2005 and previously was a Senior Quantitative Analyst from 2002 to 2005 and an Investment Systems Research and Development Specialist from 1999 to 2002.

Other Securities and Investment Practices: The following is added to the list of Other Securities and Investment Practices:

Real Estate Investment Trusts (REITs): Each of the Portfolios may invest in REITs. (REITs are a principal strategy for Thrivent Real Estate Securities Portfolio and Thrivent Diversified Income Plus Portfolio.) REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITS indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

In addition, in the “Government Bonds and Municipal Bonds” section, Thrivent Diversified Income Plus Portfolio is added to the list of Portfolios for which government bonds are a principal strategy.

Financial Highlights – Thrivent Diversified Income Plus Portfolio: The following is added as a footnote to the Financial Highlights for Thrivent Diversified Income Plus Portfolio:

Financial highlights prior to July 3, 2006 are those of Thrivent High Yield Portfolio II, which changed its investment objective and principal strategies and changed its name to Thrivent Diversified Income Plus Portfolio on that date.

The date of this Supplement is July 3, 2006.

Please include this Supplement with your Prospectus.

PART B

Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement of Registrant, file no. 33-3677, filed on April 21, 2006, and supplemented as follows:

THRIVENT SERIES FUND, INC.

Supplement to Statement of Additional Information dated May 1, 2006

Regarding

High Yield Portfolio II

(known, after July 3, 2006, as Diversified Income Plus Portfolio)

The following changes are made to your Statement of Additional Information effective July 3, 2006:

The board of directors of Thrivent Series Fund, Inc. (the “Fund”) and the shareholders of Thrivent High Yield Portfolio II ( the “Portfolio”) have approved a change in the Portfolio’s investment objective from:

The Portfolio strives for high current income and secondarily capital growth by investing primarily in high-risk, high-yield bonds commonly referred to as “junk bonds.”

to:

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

In connection with this change in investment objective, the board also has approved several additional changes to the Portfolio, including changes in the Portfolio’s principal strategies and a corresponding change of the Portfolio’s name to “Thrivent Diversified Income Plus Portfolio.” The combined result of these changes is the conversion of the Portfolio from one which invests at least 80% of its net assets in high-yield, high-risk bonds, notes, debentures, and other debt obligations and preferred stocks to one which invests primarily in a diversified portfolio of income-producing securities. The Portfolio no longer has a policy of investing at least 80% of its net assets in these types of high-yield debt securities and preferred stocks, although it may continue to make such investments.

In order to reflect the changes to the Portfolio approved by the Portfolio’s shareholders and made and approved by the board, your statement of additional information, dated May 1, 2006, is supplemented as follows:

Unless the context clearly requires otherwise, “High Yield Portfolio II” is replaced in the statement of additional information, wherever it appears, with “Diversified Income Plus Portfolio.”

The date of this Supplement is July 3, 2006.

Please include this Supplement with your Statement of Additional Information.

PART C: OTHER INFORMATION

Item 23.	Exhibits

(a)(1) Articles of Incorporation of the Registrant (2)

(a)(2) Amendment to Articles of Incorporation increasing authorized shares (8)

(b) Restated Bylaws of the Registrant effective December 1, 1999 (6)

(c) Not applicable

(d)(1) Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)

(d)(2) Amendment No. 3 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (13)

(d)(3) Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Fidelity Management & Research Company with respect to the Thrivent Partner All Cap Portfolio (4)

(d)(4) Investment Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company (14)

(d)(5) Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management LP with respect to the Thrivent Partner Mid Cap Value Portfolio (14)

(d)(6) Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP with respect to the Thrivent Partner International Stock Portfolio (14)

(d)(7) Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Growth Stock Portfolio (14)

(d)(8) Amendment to Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Small Cap Value Portfolio (14)

(d)(9) Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price International, Inc. with respect to the Thrivent Partner International Stock Portfolio (14)

(d)(10) Investment Sub-advisory Agreement By and Among Thrivent Financial for Lutherans and Thrivent Series Fund, Inc. and Transamerica Investment Management LLC (14)

(d)(11) Investment Sub-advisory Agreement By and Among Thrivent Financial for Lutherans and Thrivent Series Fund, Inc. and Turner Investment Partners, Inc. (14)

(e) Not Applicable

(f) Not applicable

(g)(1) Custodian Contract between the Registrant and State Street Bank and Trust Company (2)

(g)(2) Amendment to Custodian Contract dated February 1, 1989 (1)

(g)(3) Amendment to Custodian Contract dated January 11, 1990 (1)

(g)(4) Restated Amendment to Custodian Contract dated October 6, 2000 (3)

(h)(1) Expense Reimbursement Letter Agreement (15)

(h)(2) Administration Contract effective January 1, 2004 between Registrant and Thrivent Financial for Lutherans (9)

(h)(3) Letter Amendment dated January 30, 2004 to Administration Contract (9)

(h)(4) Form of Letter Agreement to Administration Contract (13)

(h)(5) Accounting Service Agreement effective April 1, 2003 (6)

(h)(6) Amendment No. 1 effective February 1, 2004 to Accounting Services Agreement (9)

(h)(7) Form of Amendment No. 2 to Accounting Services Agreement (13)

(h)(8) Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (9)

(h)(9) Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (9)

(i) Not applicable.

(j) Consent of Independent Registered Public Accounting Firm (*)

(k) Not applicable

(l) Not applicable

(m) Not applicable

(n) Not applicable

(o) Not applicable

(p)(1) Rule 17j-1 Code of Ethics of Registrant (12)

(p)(2) Sarbanes-Oxley Code of Ethics of Registrant (11)

(p)(3) Rule 17j-1 Code of Ethics of Fidelity Management & Research Company (7)

(p)(4) Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management (13)

(p)(5) Rule 17j-1 Code of Ethics of Mercator Asset Management LP (10)

(p)(6) Rule 17j-1 Code of Ethics of T. Rowe Price and Associates, Inc. and T. Rowe Price International, Inc. (5)

(p)(7) Rule 17j – I Code of Ethics of Transamerica Investment Management LLC (14)

(q)(1) Power of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Connie M. Levi, Richard A. Hauser, Edward W. Smeds, Pamela J. Moret and Gerard V. Vaillancourt (14)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

*	Filed herewith

(1)	Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

(2)	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(3)	Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

(4)	Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

(5)	Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of T. Rowe Price Corporate Income Fund, Inc., file no. 811-07353, filed September 27, 2002.

(6)	Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of LB Series Fund, Inc. file no. 33-3677, filed on November 14, 2003.

(7)	Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Fidelity Phillips Street Trust, file no. 811-2890, filed on January 29, 2004.

(8)	Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16, 2004.

(9)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

(10)	Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of the Thrivent Series Funds, Inc., file no. 33-3677, filed on March 2, 2004.

(11)	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Thrivent Mutual Funds, file no. 33-12911, filed on December 23, 2004.

(12)	Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement of Thrivent Financial Securities Lending Trust, file no. 811-21622, filed on February 4, 2005.

(13)	Incorporated by reference from Post-Effective Amendment No. 32 to the registration statement of the Thrivent Series Fund, Inc., file no. 33-3677, filed on February 11, 2005.

(14)	Incorporated by reference from Post-Effective Amendment 33 to the registration statement of the Thrivent Series Fund, Inc., file no. 33-3677, filed on February 10, 2006.

(15)	Incorporated by reference from Post-Effective Amendment 35 to the registration statement of the Thrivent Series Fund, Inc., file no. 33-3677, filed on April 21, 2006.

Item 24.	Persons Controlled by or Under Common Control with the Portfolio

Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant’s sponsor and investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

Parent Company		Thrivent Financial for Lutherans (Wisconsin corp.; fraternal benefit society offering financial services and products)

Holding Company		Thrivent Financial Holdings, Inc. (Delaware corp.; no independent operations)

Wholly-owned Subsidiaries of Thrivent Financial Holdings, Inc.	Thrivent Investment Management Inc. (Delaware corp.; broker-dealer and investment adviser)	Thrivent Financial Bank (Federal charter; federally chartered bank)	North Meadows Investment Ltd. (Wisconsin corp.; organized for the purpose of holding and investing in real estate)

	Thrivent Service Organization, Inc. (Wisconsin corp.; organized for the purpose of owning bank account withdrawal authorizations)	Thrivent Financial Investor Services Inc. (Pennsylvania corp.; transfer agent)	Thrivent Property & Casualty Insurance Agency, Inc. (Minnesota corp.; auto and homeowners insurance company)

	Thrivent Insurance Agency Inc. (Minnesota corp.; licensed life and health insurance agency)	Thrivent Life Insurance Company (Minnesota corp.; life insurance company)	Generation Way, Inc. (Minnesota corp.; currently not engaged in any form of business)

Thrivent Asset Management, LLC (Delaware LLC; investment adviser)

Item 25.	Indemnification

Section 4.01 of Registrant’s First Amended and Restated Bylaws, filed as an Exhibit to this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 26.	Business and Other Connections of the Investment Adviser

Thrivent Financial for Lutherans (the “Adviser”) is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser’s financial industry activities or affiliations is set forth in the Form ADV of Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701). The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name, Principal Occupation and Principal Business Address	Positions and Offices with Adviser
Bruce J. Nicholson Chairman, President and Chief Executive Officer Thrivent Financial for Lutherans	Chairman, Director, President and Chief Executive Officer

Richard E. Beumer Formerly Vice Chairman of Jacobs Engineering Group, Inc. 13013 Wheatfield Farm Road Town & Country, MO 63141	Director

Dr. Addie J. Butler Assistant to Vice President for Academic Affairs Community College of Philadelphia 1700 Spring Garden Street Philadelphia, PA 19130	Director

Robert H. Hoffman Vice President, Communication Division Taylor Corporation 1725 Roe Crest Drive P.O. Box 37208 North Mankato, MN 56002-3728	Director

James M. Hushagen Partner Eisenhower & Carlson, PLLC 1201 Pacific Avenue, Suite 1200 Edgewood, WA 98371	Director

F. Mark Kuhlman SSE, Inc. 77 West Port Plaza St. Louis, MO 63146	Director

Timothy J. Lehman President of the Adult/Feminine Care Sector Kimberly Clark 2001 Marathon Avenue Neenah, WI 54956	Director

Richard C. Lundell President R.C. Lundell, Inc. 7341 Dogwood Excelsior, MN 55331	Director

John P. McDaniel President and Chief Executive Officer MedStar Health 5565 Sterrett Place Columbia, MD 21044	Director

Paul W. Middeke President, Worker Benefit Plans The Lutheran Church—Missouri Synod, Worker Benefit Plans 1333 South Kirkwood Rd. St. Louis, MO 63122	Director

Frank H. Moeller St. David’s Community Health Foundation 811 Barton Springs Austin, TX 78704	Director

Allan R. Spies 747 Detroit Street Denver, CO 80206	Director

Dr. Kurt M. Senske President and Chief Executive Officer Lutheran Social Services of the South 8305 Cross Park Drive Austin, TX 78714	Director

Dr. Albert Siu VP Boston Scientific 1 Boston Scientific Place Natick, MA	Director

Adrian M. Tocklin Formerly President and Chief Executive Officer of CNA Financial, Diversified Operations 4961 Bacopa Lane Suite 801 St. Petersburg, FL 33715	Director

Rev. Thomas R. Zehnder 8435 West Pine Ridge Circle Baileys Harbor, WI 54202	Director

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Senior Vice President, Financial Services

Pamela J. Moret	Executive Vice President, Strategic Marketing and Products

Jon M. Stellmacher 4321 North Ballard Road Appleton, WI 54919	Executive Vice President, Chief Administrative Officer

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Bradord L. Hewitt	Senior Vice President

Jennifer H. Martin	Senior Vice President

Randall L. Boushek	Senior Vice President

James A. Thomsen	Senior Vice President

James M. Odland	Secretary and Chief Legal Officer

Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer

Nikki L. Sorum	Senior Vice President, Marketing

Russell W. Swansen	Senior Vice President—Chief Investment Officer

Marie A. Uhrich	Senior Vice President, Communications

The Adviser has entered into a subadvisory agreement with Fidelity Management & Research Company (“Subadviser” for the Thrivent Partner All Cap Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-7884).

The Adviser has entered into a subadvisory agreement with Mercator Asset Management LP (“Subadviser” for a portion of the Thrivent Partner International Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-50347).

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. (“Subadviser” for the Thrivent Partner Small Cap Value Portfolio and the Thrivent Partner Growth Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No.801-856).

The Adviser has entered into a subadvisory agreement with T. Rowe Price International, Inc. (“Subadviser” for a portion of the Thrivent Partner International Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713).

The Adviser has entered into a subadvisory agreement with Goldman Sach Asset Management (“Subadviser” for a portion of the Thrivent Partner Mid Cap Value Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-37591).

The Adviser has entered into a subadvisory agreement with Turner Investment Partners, Inc. (“Subadviser” for a portion of the Thrivent Partner Small Cap Growth Portfolio). The Business and other connections of the officers and directors of subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-36220.

The Adviser has entered into a subadvisory agreement with Transamerica Investment Management LLC (“Subadviser” for a portion of the Thrivent Partner Small Cap Growth Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-57089).

Item 27.	Principal Underwriters

Not applicable.

Item 28.	Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain records, including records relating to Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant’s custodian at the following location: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 33-3677 and 811-4603 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 2nd day of May, 2006.

THRIVENT SERIES FUND, INC.

By:	/s/ James M. Odland
James M. Odland
Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amended registration statement has been signed below by the following persons in the capacities and on the 2nd day of May, 2006:

Signatures	Title

/s/ Pamela J. Moret	President
Pamela J. Moret

/s/ Gerard V. Vaillancourt	Treasurer (principal financial/accounting officer)
Gerard V. Vaillancourt

/s/ * F. Gregory Campbell	Director
F. Gregory Campbell

/s/ * Herbert F. Eggerding, Jr.	Director
Herbert F. Eggerding, Jr.

/s/ * Noel K. Estenson	Director
Noel K. Estenson

/s / * Richard L. Gady	Director
Richard L. Gady

/s/ * Richard A. Hauser	Director
Richard A. Hauser

/s/ * Connie M. Levi	Director
Connie M. Levi

/s/ * Edward W. Smeds	Director
Edward W. Smeds

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors pursuant to the powers of attorney duly executed by such persons.

By:	/s/ James M. Odland
James M. Odland, Attorney-in-Fact